Other long-term liabilities, Accrued Warranty Activity (Details) - USD ($)		12 Months Ended	24 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accrued Warranty Activity [Roll Forward]
Balance at beginning of year		$ 0
Assumed at business combination		1,081,360
Accruals for warranties issued during the fiscal year		42,060
Settlements made during the fiscal year		(28,439)
Exchange differences		(46,700)
Balance at end of year		1,048,281	$ 1,048,281
Of which:
Current portion (Note 12)		208,257	208,257	$ 0
Non-current portion	[1]	840,024	840,024	0
Total accrued warranty reserve		1,048,281	1,048,281	$ 0
Received aggregate amount for state loan			152,757
Current portion of loan amounts		$ 14,952	$ 14,952
Maximum [Member]
Of which:
Interest rate		0.94%
Minimum [Member]
Of which:
Interest rate		0.74%

[1]	As of December 31, 2021, the amount of $840,024 relates to the non-current portion of a total accrued warranty reserve of $1,048,281, recognized on fuel cells sold, as discussed in Note 2.